                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

1      William Blair Funds
       222 West Adams Street
       Chicago, IL 60606

                                                --------------
2                                                      X
                                                --------------

3      811-5344

4(a)   December 31, 2009

4(b)

4(c)

5

                                          (i)                    $3,692,468,903

                                         (ii)   $3,619,331,197

                                        (iii)                0

                                         (iv)                0   $3,619,331,197

                                          (v)                    $   73,137,705

                                         (vi)                0

                                        (vii)                           0.00713%

                                       (viii)                    $     5,214.72

6                              Not applicable

7

8

       --------------------------------------
9                                          X wire transfer
       --------------------------------------

by     Colette M. Garavalia
       Treasurer

       February 19, 2010

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

SALES                                           SHARES              AMOUNT
-----                                       --------------     ----------------
Growth Fund                                     14,938,396     $    131,593,992
Ready Reserves Fund                            638,550,421     $    638,550,421
Income Fund                                      1,909,191     $     16,970,639
International Growth Fund                       88,774,071     $  1,361,082,052
Value Discovery Fund                             1,682,982     $     14,900,192
Large Cap Growth Fund                            1,159,226     $      6,236,363
Small Cap Growth Fund                           20,145,712     $    317,851,117
Institutional International Growth Fund         16,034,995     $    165,764,830
Small-Mid Cap Growth Fund                        5,217,924     $     52,641,828
International Equity Fund                        8,999,517     $     87,167,497
Insitutional International Equity Fund           2,540,579     $     20,849,122
Emerging Markets Growth Fund                    44,375,740     $    422,201,995
International Small Cap Growth Fund             15,175,501     $    139,124,909

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

Mid Cap Growth Fund                               2,444,582     $     21,822,688
Bond Fund                                         7,864,540     $     77,911,874
Global Growth Fund                                  789,360     $      4,433,202
Emerging Leaders Growth Fund                      7,510,073     $     42,407,975
Low Duration Fund                                 9,758,001     $     97,471,490
                                             --------------     ----------------
Total                                           887,870,811     $  3,618,982,186
                                             ==============     ================

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

REINVESTMENTS                                    SHARES              AMOUNT
-------------                                --------------     ----------------
Growth Fund                                           3,454     $         34,298
Ready Reserves Fund                               1,709,727     $      1,709,727
Income Fund                                         612,007     $      5,430,977
International Growth Fund                         1,565,378     $     28,646,420
Value Discovery Fund                                 16,412     $        169,898
Large Cap Growth Fund                                 2,262     $         13,887
Small Cap Growth Fund                                     0     $              0
Institutional International Growth Fund           1,422,723     $     16,958,861
Small-Mid Cap Growth Fund                                21     $            248
International Equity Fund                           127,653     $      1,387,479
Insitutional International Equity Fund              269,757     $      2,586,971
Emerging Markets Growth Fund                        819,914     $     10,336,508

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

International Small Cap Growth Fund                  65,547     $        676,130
Mid Cap Growth Fund                                       0     $              0
Bond Fund                                           399,294     $      4,029,100
Global Growth Fund                                      452     $          3,002
Emerging Leaders Growth Fund                        179,205     $      1,465,901
Low Duration Fund                                     3,757     $         37,311
                                             --------------     ----------------
Total                                             7,197,563     $     73,486,717
                                             ==============     ================

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

TOTAL SALES AND REINVESTMENTS (FORMULA)         SHARES               AMOUNT
---------------------------------------     --------------      ----------------
Growth Fund                                     14,941,850      $    131,628,290
Ready Reserves Fund                            640,260,148      $    640,260,148
Income Fund                                      2,521,198      $     22,401,616
International Growth Fund                       90,339,449      $  1,389,728,472
Value Discovery Fund                             1,699,394      $     15,070,090
Large Cap Growth Fund                            1,161,488      $      6,250,249
Small Cap Growth Fund                           20,145,712      $    317,851,117
Institutional International Growth Fund         17,457,719      $    182,723,691
Small-Mid Cap Growth Fund                        5,217,945      $     52,642,076
International Equity Fund                        9,127,170      $     88,554,976
Insitutional International Equity Fund           2,810,336      $     23,436,093
Emerging Markets Growth Fund                    45,195,654      $    432,538,502

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

International Small Cap Growth Fund             15,241,048      $    139,801,039
Mid Cap Growth Fund                              2,444,582      $     21,822,688
Bond Fund                                        8,263,834      $     81,940,974
Global Growth Fund                                 789,812      $      4,436,204
Emerging Leaders Growth Fund                     7,689,279      $     43,873,876
Low Duration Fund                                9,761,758      $     97,508,800
                                            --------------      ----------------
                                               895,068,373      $  3,692,468,903
                                            ==============      ================

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

REDEMPTIONS (NET OF ANY REDEMPTION FEE)          SHARES             AMOUNT
---------------------------------------      --------------    ----------------
Growth Fund                                      (6,257,476)       ($50,689,519)
Ready Reserves Fund                          (1,128,549,975)    ($1,128,549,975)
Income Fund                                      (5,712,542)       ($50,295,367)
International Growth Fund                       (88,184,553)    ($1,297,570,807)
Value Discovery Fund                               (839,633)        ($7,197,131)
Large Cap Growth Fund                            (1,222,141)        ($6,414,463)
Small Cap Growth Fund                           (16,082,533)      ($240,833,421)
Institutional International Growth Fund         (20,022,697)      ($199,645,110)
Small-Mid Cap Growth Fund                        (2,984,527)       ($29,729,778)
International Equity Fund                        (9,531,184)       ($85,228,364)
Insitutional International Equity Fund          (14,162,536)      ($104,043,484)
Emerging Markets Growth Fund                    (16,499,882)      ($174,002,686)

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

International Small Cap Growth Fund            (21,763,231)       ($185,106,999)
Mid Cap Growth Fund                               (913,302)         ($7,731,433)
Bond Fund                                       (1,642,469)        ($16,586,407)
Global Growth                                     (957,851)         ($5,272,451)
Emerging Leaders Growth Fund                    (3,789,025)        ($28,635,002)
Low Duration Fund                                 (180,315)         ($1,798,800)
                                            --------------     ----------------
Total                                       (1,339,295,872)     ($3,619,331,197)
                                            ==============     ================

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

NET SALES AND REINVESTMENTS (FORMULA)          SHARES               AMOUNT
-------------------------------------      --------------      ----------------
Growth Fund                                     8,684,374      $     80,938,771
Ready Reserves Fund                          (488,289,828)        ($488,289,828)
Income Fund                                    (3,191,344)         ($27,893,752)
International Growth Fund                       2,154,896      $     92,157,665
Value Discovery Fund                              859,761      $      7,872,959
Large Cap Growth Fund                             (60,653)            ($164,214)
Small Cap Growth Fund                           4,063,180      $     77,017,696
Institutional International Growth Fund        (2,564,979)         ($16,921,419)
Small-Mid Cap Growth Fund                       2,233,418      $     22,912,299
International Equity Fund                        (404,014)     $      3,326,612
Insitutional International Equity Fund        (11,352,201)         ($80,607,391)
Emerging Markets Growth Fund                   28,695,772      $    258,535,816
Interantional Small Cap Growth Fund            (6,522,183)         ($45,305,960)

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2009

Mid Cap Growth Fund                             1,531,280      $     14,091,255
Bond Fund                                       6,621,365      $     65,354,568
Global Growth Fund                               (168,039)            ($836,247)
Emerging Leaders Growth Fund                    3,900,254      $     15,238,873
Low Duration Fund                               9,581,444      $     95,710,000
                                           --------------      ----------------
Total                                        (444,227,499)     $     73,137,705
                                           ==============      ================
                                                                        0.00713%
                                                               ----------------
                                                               $       5,214.72
                                                               ================